Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended				6 Months Ended
	Feb. 28, 2022	Jun. 30, 2021	Apr. 30, 2021	Feb. 28, 2021	Jun. 30, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Right of use assets operating lease liabilities			$ 1,000,000
Issuance of shares, value					$ 5,436,456
Purchase of software and equipment					769,751
Increase in accounts payable and other payable					11,000
Decrease of advances to suppliers					765,000
Zhenjiang TaopingIo T Technology Limited [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of shares	67,184
Issuance of shares, value	$ 118,000
Issuance of shares	201,552
Software And Equipment [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase of software and equipment					$ 6,700,000
Taoping New Media Co Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of shares		1,213,630
Issuance of shares, value		$ 5,436,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase of shares		1,915,000			1,915,000
Three Strategy Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase of shares			1,900,000	1,900,000
Fair value of the warrants			$ 11,200,000	$ 11,200,000
Investment Relationship Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants to purchase common stock			15,000
Fair value of warrants			$ 73,000